Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7. Property and Equipment

Property and equipment consisted of the following:

	March 31, 2026	December 31, 2025
Vehicles and trailers	$1,655,548	$1,655,548
Equipment	476,756	476,756
Land	527,000	527,000
Crude & NGL Terminal and Related Equipment	930,460	930,460
Crude Oil Transfer Stations	5,024,220	5,024,220
Pipeline and Related Facilities	43,462,544	43,462,544
Tank Expansion	1,627,385	-
Construction in process	12,368,717	13,996,104
Less: Accumulated amortization	(8,931,800)	(7,775,432)
	$57,140,830	$58,297,200

Depreciation expense for the three months ended March 31, 2026 and 2025 was approximately $1,156,369 and $3,527,645, respectively. The decrease in depreciation expense during the 2026 period was primarily attributable to the July 2025 divestiture of Meridian Equipment Leasing, LLC and Equipment Transport, LLC, as well as revisions to the estimated useful lives of certain property and equipment based on operational experience and expected usage. The change in estimate was accounted for prospectively and resulted in a decrease in depreciation expense of approximately $405,000 during the period.

Construction in process primarily relates to the Company’s remediation processing systems, wash plant facilities, and terminal expansion projects.

Note 7. Property and Equipment

The following table sets forth the components of the Company’s property and equipment at December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value
Vehicles and trailers	$1,655,548	$(47,502)	$1,608,046	$30,485,730	$(1,856,461)	$28,629,269
Equipment	476,756	(306,520)	170,237	339,610	(33,069)	306,541
Land	527,000	-	527,000	732,000	-	732,000
Building	-	-	-	1,630,000	(164,426)	1,465,574
Crude & NGL terminal and related equipment	930,460	(703,000)	227,460	930,460	(566,835)	363,625
Crude Oil Transfer Stations	5,024,220	(2,756,444)	2,267,776	6,570,080	(899,133)	5,670,947
Pipeline and related facilities	43,462,544	(3,961,966)	39,500,578	42,244,680	(771,544)	41,473,136
Finance lease - Right of use assets	-	-	-	12,593,359	(4,367,820)	8,225,539

Construction in process:
Wash Plant Facilities	$6,584,033	$-	$6,584,033	$5,997,566	$-	$5,997,566
Remediation Processing Unit System A	2,892,343	-	2,892,343	2,892,343	-	2,892,343
Remediation Processing Unit System B	2,892,343	-	2,892,343	2,892,343	-	2,892,343
WCCC Tank Expansion	1,627,385	-	1,627,385	1,390,488	-	1,390,488
Total fixed assets	$66,072,632	$(7,775,432)	$58,297,200	$108,698,659	$(8,659,288)	$100,039,371

For the years ended December 31, 2025 and 2024, depreciation expense was $12,308,798 and $3,427,055. The increase in depreciation expense for the year ended December 31, 2025 was primarily attributable to property and equipment acquired and placed into service during the year in connection with the Company’s acquisition activities, partially offset by the impact of assets divested during the period. Equipment that is currently being manufactured is considered construction in process and is not depreciated until the equipment is placed into service. Equipment that is temporarily not in service is not depreciated until placed into service.